Provisions and contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Note	Onerous contract	Total

At January 1, 2022		1,154	1,154

Provisions used during the year	-	(133)	(133)
Balance at June 30, 2022		1,021	1,021

Non-current	-	743	743
Current	-	278	278
Total		1,021	1,021